Derivatives - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Derivative financial assets	$ 467.8	$ 581.8
Derivative financial liabilities	191.0	152.9
Equity derivative contracts
Derivatives
Notional amount	1,946.5	1,728.9
Cost	68.0	113.9
Derivative financial assets	258.1	355.3
Derivative financial liabilities	19.4	3.8
Equity derivative contracts | Atlas Corp
Derivatives
Derivative financial assets	13.5	200.1
RiverStone Barbados AVLNs
Derivatives
Notional amount	517.5	1,250.1
Derivative financial assets	30.7	103.8
Foreign currency derivative contracts
Derivatives
Derivative financial assets	49.0	58.4
Derivative financial liabilities	106.8	77.4
Foreign currency derivative contracts | AGT Food and Ingredients Inc. (AGT)
Derivatives
Derivative financial liabilities	56.2	47.6
Other derivative contracts
Derivatives
Cost	289.8	263.3
Derivative financial assets	130.0	64.3
Derivative financial liabilities	$ 64.8	$ 71.7